FAIR VALUE MEASUREMENTS - Assets Measured at NAV (Details) - EBP Plans - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 7,129,991,825	$ 6,004,172,957
Vanguard Target Retirement Trusts | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,631,365,005	3,098,617,547
Northern Trust Collective S&P 500 Index Fund | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	943,391,661	819,491,629
Northern Trust Collective ACWI Ex-US Fund | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	86,310,743	38,032,572
Northern Trust Collective Aggregate Bond Index Fund | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	83,314,971	62,629,776
Sprucegrove International Fund | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 65,821,784	$ 61,327,596
Redemption Notice Restrictions	5 days	10 days
Loomis Sayles Large Growth Fund | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 542,785,603	$ 493,510,324
Aristotle Collective Investment Trust Fund | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 58,507,110	$ 53,890,837
Redemption Notice Restrictions	5 days	5 days
Northern Trust Collective Short Term Investment Fund | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 10,304,134	$ 11,786,374
Capital Group Growth Fund of America Trust Fund | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 133,070,999	$ 116,793,568
Redemption Notice Restrictions	5 days	5 days
BNY Mellon Walter Scott International Fund | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 47,275,784	$ 42,255,794
Aristotle Collective Trust Investment Trust Small/Mid Capital Equity | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 38,928,436	$ 41,731,971
Redemption Notice Restrictions	5 days	5 days
Earnest Partners Multiple Investment Trust | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 39,172,103	$ 40,496,595
Redemption Notice Restrictions	5 days	5 days
PIMCO Total Return Fund | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 17,434,660
Redemption Notice Restrictions	5 days
Vanguard Extended Market Index | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 244,673,204